BALANCES AND TRANSACTIONS WITH EXECUTIVE OFFICERS AND CERTAIN SHAREHOLDERS (Schedule of Benefits to Directors) (Details) - Director [Member] $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) Director	Dec. 31, 2023 USD ($) Director	Dec. 31, 2022 USD ($) Director
Disclosure of transactions between related parties [line items]
Compensation to directors not employed by the Company or on its behalf	$ 260	$ 246	$ 262
Share-based compensation to directors not employed by the Company or on its behalf	38	64	83
Total	$ 298	$ 310	$ 345
Number of directors that received the above compensation by the Company | Director	6	6	7